Utility Plant and Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage	2.90%	3.60%	3.60%
Gas, Transmission and Distribution Plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage	3.20%	3.20%	3.20%
Gas plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Amortization of intangibles	$ 14.3	$ 14.8	$ 12.7